CONSOLIDATED BALANCE SHEETS (Parentheticals)		9 Months Ended	12 Months Ended
	May 12, 2021	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 shares	Feb. 11, 2020 shares	Sep. 30, 2018 shares
Preferred Stock, Shares Authorized						125,000,000	77,000,000
Preferred Stock, Shares Outstanding			20,714,518	20,714,518
Conversion of Stock, Shares Converted		25,080
Preferred Stock, Liquidation Preference, Value | $			$ 27,536,206	$ 15,738,253
Common Stock, Shares Authorized						200,000,000	110,000,000
Reverse stock split ratio	0.064
Subsequent Events
Reverse stock split ratio	15.625
Series Seed Preferred Stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	20,714,518	20,714,518
Preferred Stock, Shares Issued		0	20,714,518	20,714,518	20,714,518
Preferred Stock, Shares Outstanding		0	20,714,518	20,714,518
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 5,633,855	$ 5,633,855
Series A convertible preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	14,481,413	14,481,413
Preferred Stock, Shares Issued		0	5,654,072	5,654,072
Preferred Stock, Shares Outstanding		0	5,654,072	5,654,072
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 2,713,955	$ 2,713,955
Series A-2 convertible preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	20,000,000	20,000,000
Preferred Stock, Shares Issued		0	5,932,742	5,932,742
Preferred Stock, Shares Outstanding		0	5,932,742	5,932,742
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 2,966,371	$ 2,966,371
Series A-3 convertible preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	18,867,925	18,867,925
Preferred Stock, Shares Issued		0	9,032,330	8,223,036
Preferred Stock, Shares Outstanding		0	9,032,330	8,223,036
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 4,787,135	$ 4,358,209
Series CF convertible preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	2,000,000	2,000,000
Preferred Stock, Shares Issued		0	836,331	126,641
Preferred Stock, Shares Outstanding		0	836,331	126,641
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 434,890	$ 65,863
Series B Convertible Preferred Stock
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		0	20,714,517	20,714,517
Preferred Stock, Shares Issued		0	20,714,517	0
Preferred Stock, Shares Outstanding		0	20,714,517	0
Conversion of Stock, Shares Converted			1	1
Preferred Stock, Liquidation Preference, Value | $			$ 11,000,000	$ 0
Undesignated Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		10,000,000	936,144	936,144
Preferred Stock, Shares Issued		0	0	0
Preferred Stock, Shares Outstanding		0	0	0
Common Stock
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued		664,167	664,167	664,167
Common Stock, Shares, Outstanding		664,167	664,167	664,167